Reinsurance (Income Statement Reinsurance Results) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Premiums:
Direct	$ 1,868,709		$ 1,903,865		$ 1,923,708
Assumed	776		162		184
Ceded	(1,604,277)		(1,719,569)		(1,831,716)
Net Premiums	265,208	[1]	184,458	[1]	92,176
Policy charges and fee income:
Direct	3,034,193		3,348,259		3,491,735
Assumed	594,622		565,814		587,466
Ceded	(2,398,214)		(2,613,978)		(3,454,881)
Net policy charges and fee income	1,230,601	[1]	1,300,095	[1]	624,320
Net investment income:
Direct	920,674		555,404		372,822
Assumed	1,513		1,049		1,579
Ceded	(38,186)		(6,218)		(7,051)
Net investment income	884,001		550,235		367,350
Asset administration fees:
Direct	351,600		403,359		360,438
Assumed	0		0		0
Ceded	(67,418)		(201,182)		(341,300)
Net asset administration fees	284,182		202,177		19,138
Other income (loss):
Direct	(731,796)		227,035		78,445
Assumed	271		(66)		(1)
Ceded	80,056		35,451		165
Amortization of reinsurance income	0		0		4,647
Net other income	(651,469)	[1]	262,420	[1]	83,256
Realized investment gains (losses), net:
Direct	497,016		(388,914)		(3,593,799)
Assumed	(244,000)		12,592		0
Ceded	83,366		(10,572)		3,530,823
Realized investment gains (losses), net	336,382	[2]	(386,894)	[2]	(62,976)
Change in value of market risk benefits, net of related hedging gain (loss):
Direct	(181,260)		9,096,963		0
Ceded	(519,321)		(13,319,493)		0
Net Change in value of market risk benefits, net of related hedging gain (loss)	(700,581)	[1]	(4,222,530)	[1]	0
Policyholders’ benefits (including change in reserves):
Direct	3,362,353		3,215,531		3,584,011
Assumed	1,107,436		905,325		1,055,277
Ceded	(4,011,416)		(4,038,146)		(4,341,139)
Net policyholders’ benefits (including change in reserves)	458,373	[1]	82,710	[1]	298,149
Change in estimates of liability for future policy benefits:
Direct	1,716,983		99,202		0
Assumed	679,863		(16,166)		0
Ceded	(2,341,747)		(56,028)		0
Net change in estimates of liability for future policy benefits	55,099	[1]	27,008	[1]	0
Interest credited to policyholders’ account balances:
Direct	805,411		525,038		536,886
Assumed	74,402		138,202		136,153
Ceded	(434,598)		(814,629)		(439,664)
Net interest credited to policyholders’ account balances	445,215	[1]	(151,389)	[1]	233,375
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(150,374)		(2,195,677)		(1,589,113)
Unaffiliated
Premiums:
Assumed	149		162		184
Ceded	(42,721)		(26,143)		(10,526)
Policy charges and fee income:
Assumed	2,113		0		0
Ceded	(81,781)		(65,451)		(53,871)
Net investment income:
Ceded	10,802		687		0
Other income (loss):
Assumed	270		(68)		1
Ceded	(3,243)		0		0
Realized investment gains (losses), net:
Assumed	778,620		0		0
Ceded	82,386		80,540		73,108
Change in value of market risk benefits, net of related hedging gain (loss):
Ceded	(120,663)		(130,654)		0
Policyholders’ benefits (including change in reserves):
Assumed	2,566		429		949
Ceded	(94,402)		(186,927)		(69,720)
Change in estimates of liability for future policy benefits:
Ceded	(6,824)		0		0
Interest credited to policyholders’ account balances:
Assumed	$ (95,285)		$ 0		$ 0

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.